Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Schedule of cash and cash equivalents

	2023 £m	2022 £m
Pound Sterling (GBP)	634	253
Taiwan Dollar (TWD)	46	72
United States Dollar (USD)	39	59
Indian Rupee (INR)	36	49
Euro (EUR)	29	25
Others	260	226
Total	1,044	684